Segments (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following schedule presents segment information about the Company’s operations for the six months ended June 30, 2023 and 2022 (in thousands).

	Marine Energy Segment	Corporate	Total
Six Months Ended June 30, 2023
Vessel revenue	$52,665	$—	$52,665
Vessel operating cost	37,400	—	37,400
Charterhire expense	—	—	—
Vessel depreciation	12,135	—	12,135
General and administrative expenses	6,336	12,953	19,289
Loss / write-down on assets held for sale	49,336	—	49,336
Interest income		1,684	1,684
Foreign exchange gain		1,476	1,476
Financial expense, net		(764)	(764)
Loss before taxes	$(52,542)	$(10,557)	$(63,099)

	Marine Energy Segment	Corporate	Total
Six Months Ended June 30, 2022
Vessel revenue	$83,720	$—	$83,720
Vessel operating cost	36,852	—	36,852
Vessel depreciation	12,460	—	12,460
General and administrative expenses	7,564	13,492	21,056
Interest income	—	11	11
Income from equity investment	—	47,197	47,197
Foreign exchange loss	—	(2,321)	(2,321)
Financial expense, net	—	(1,952)	(1,952)
Income before taxes	$26,844	$29,443	$56,287

Long-lived Assets by Geographic Areas
The following schedule presents geographic information about the Company’s long-lived assets at June 30, 2023 and December 31, 2022 (in thousands):

Geographic Areas
	June 30, 2023	December 31, 2022
Europe:
United Kingdom	$—	$108,417
France	—	$—
Netherlands	285,502	$—
Total Europe	285,502	108,417
Asia:
Taiwan	118,424	291,561
Singapore	—	—
Japan	—	121,353
Total Asia	118,424	412,914
Total	$403,926	$521,331